SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE H - SUBSEQUENT EVENTS

Subsequent to March 31, 2016, the Fund has entered into agreements to either sell or transfer its interests in five operating limited partnerships, all of which closed by June 2016. The sales price and other terms for the disposition of the operating limited partnerships has been determined. The proceeds received for the operating limited partnerships were $212,500. The gain on the dispositions of these operating limited partnerships was $190,500 and was recognized in the first quarter of the fiscal year ended 2017.